UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

555 Taxter Road Suite 175
Elmsford, NY 10523
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 99.23%	Shares	Value
	Administrative and Support Services - 0.39%
CTRP	Ctrip.com International Ltd. - ADR*^	6,000	$248,940
IILG	Interval Leisure Group, Inc.*	200	3,270
ID	L-1 Identity Solutions, Inc.*	20,000	235,600
			487,810
	Amusement, Gambling, and Recreation Industries - 1.03%
DIS	The Walt Disney Co.^	29,691	1,279,385

	Asset Management - 0.27%
URB/A CN	Urbana Corporation. - Class A*	240,000	331,717

	Broadcasting (except Internet) - 15.08%
DISCA	Discovery Communications, Inc. - Class A*^	31,380	1,252,062
SATS	EchoStar Corporation - Class A*^	10,000	378,500
LBTYK	Liberty Global, Inc. - Series C*^	100,707	4,027,273
LCAPA	Liberty Media Corp. - Capital - Series A*	23,580	1,737,139
LINTA	Liberty Media Corp. - Interactive - Class A*	174,500	2,798,980
LSTZA	Liberty Media Corp. - Starz - Series A*	40,190	3,118,744
2008 HK	Phoenix Satellite Television Holdings Limited	5,006,000	2,052,971
SNI	Scripps Networks Interactive - Class A^	65,000	3,255,850
SIRI	Sirius XM Radio, Inc.*^	46,000	76,360
			18,697,879

	Computer and Electronic Product Manufacturing - 2.07%
AAPL	Apple, Inc.*	5,000	1,742,250
QCOM	QUALCOMM Inc.	15,000	822,450
			2,564,700
	Credit Intermediation and Related Activities - 0.47%
TREE	Tree.com, Inc.*	10,033	59,195
WU	The Western Union Company	25,000	519,250
			578,445
	Data Processing, Hosting and Related Services - 0.45%
ACXM	Acxiom Corporation*	30,150	432,653
CSGP	CoStar Group, Inc.*^	2,000	125,360
			558,013
	Data Processor - 2.67%
MA	Mastercard, Inc. - Class A	6,000	1,510,320
VRSK	Verisk Analytics, Inc. - Class A*	10,000	327,600
V	Visa, Inc. - Class A	20,000	1,472,400
			3,310,320
	Defense - 5.45%
CACI	CACI International, Inc. - Class A*	55,000	3,372,600
MANT	ManTech International Corporation - Class A*^	80,000	3,392,000
			6,764,600
	Educational Services - 0.29%
EDU	New Oriental Education & Technology Group, Inc. - ADR*	3,550	355,249

	European Exchanges - 0.24%
DB1 GR	Deutsche Boerse AG	4,000	303,563

	Gaming - 0.82%
200 HK	Melco International Development Limited	1,500,000	1,022,041

	Global Exchanges - 3.22%
JSE SJ	JSE Limited	51,000	527,716
8697 JP	Osaka Securities Exchange Co., Ltd.	210	1,054,039
SGX SP	Singapore Exchange Limited	386,700	2,408,247
			3,990,002
	Holding Company - 2.06%
NAT BB	Compagnie Nationale a Portefeuille	26,685	1,837,000
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	28
IEP	Icahn Enterprises LP	17,900	715,284
			2,552,312
	Motion Picture and Sound Recording Industries - 11.07%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	154,420	4,312,951
SINA	SINA Corporation*^	47,300	5,062,992
TWX	Time Warner, Inc.^	86,666	3,093,976
WMG	Warner Music Group Corp.*^	185,000	1,252,450
			13,722,369
	Motor Vehicle and Parts Dealers - 0.88%
AN	AutoNation, Inc.*^	30,890	1,092,579

	Nonstore Retailers - 0.70%
CPRT	Copart, Inc.*^	20,030	867,900

	Non-Store Retailers - 9.81%
EBAY	eBay, Inc.*	81,290	2,523,241
HSNI	HSN, Inc.*	200	6,406
IACI	IAC/InterActiveCorp*	60,740	1,876,259
OSTK	Overstock.com, Inc.*	1,000	15,720
RBA	Ritchie Bros. Auctioneers, Incorporated^	162,000	4,560,300
SOHU	Sohu.com Inc.*^	18,000	1,608,480
BID	Sotheby's	30,000	1,578,000
			12,168,406
	Other Exchanges - 0.31%
FTIS LI	Financial Technologies (India) Ltd. - GDR	144,000	381,600

	Other Information Services - 12.65%
BIDU	Baidu.com, Inc. - ADR*	79,880	11,008,263
EXPE	Expedia, Inc.	50,320	1,140,251
GOOG	Google Inc. - Class A*	3,200	1,875,872
NTES	NetEase.com Inc. - ADR*	11,320	560,453
YHOO	Yahoo! Inc.*^	60,000	999,000
YOKU	Youku.com, Inc. - ADR*^	2,160	102,622
			15,686,461
	Performing Arts, Spectator Sports, and Related Industries - 1.20%
LYV	Live Nation Entertainment, Inc.*	10,294	102,940
MSG	Madison Square Garden, Inc. - Class A*	51,145	1,380,404
			1,483,344
	Prepackaged Software - 0.33%
CHKP	Check Point Software Technologies Ltd.*^	7,980	407,379

	Professional, Scientific, and Technical Services - 4.57%
JRJC	China Finance Online Company - ADR*^	10,000	45,500
CTSH	Cognizant Technology Solutions Corporation - Class A*	39,000	3,174,600
INFY	Infosys Technologies Limited - ADR^	27,185	1,949,164
ICGE	Internet Capital Group, Inc.*	15,000	213,000
MWW	Monster Worldwide, Inc.*^	2,000	31,800
SAPE	Sapient Corporation*	11,864	135,843
UNTD	United Online, Inc.^	10,000	63,050
WYY	WidePoint Corp.*	39,062	49,609
			5,662,566
	Publishing Industries (except Internet) - 10.88%
SSP	The E.W. Scripps Company - Class A*	701,040	6,940,296
ROVI	Rovi Corporation*^	107,770	5,781,860
WPO	The Washington Post Company - Class B^	1,770	774,481
			13,496,637
	Rental and Leasing Services - 1.45%
CDCO	Comdisco Holding Company, Inc.*	194,400	1,798,200

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.41%
CME	CME Group, Inc.	6,230	1,878,656
ICE	IntercontinentalExchange Inc.*	11,670	1,441,712
LAB	LaBranche & Co. Inc.*	193,490	760,416
MKTX	MarketAxess Holdings, Inc.^	6,000	145,200
			4,225,984
	Special Purpose Entity - 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Servies ACC-4 Int*+	250,827	25
ADPAL	Adelphia Recovery Trust Ser ACC-6 E/F Int*+	4,878,645	0
			25
	Telecommunications - 5.96%
CHU	China Unicom (Hong Kong) Limited - ADR	156,460	2,597,236
215 HK	Hutchison Telecommunications Hong Kong Holdings Limited	2,300,000	730,342
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited - ADR^	45,000	210,600
SNSH	Sunshine PCS Corporation - Class A*	149	4,887
VIA/B	Viacom Inc. - Class B	82,650	3,844,878
			7,387,943
	U.S. Equity Exchanges - 0.56%
NYX	NYSE Euronext	19,830	697,421

	Warehousing and Storage - 0.94%
IRM	Iron Mountain Incorporated	37,147	1,160,101

	TOTAL COMMON STOCKS
	(cost $72,101,157 )		123,034,951

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	0
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	0
	TOTAL ESCROW NOTES		0
	(cost $0 )

	RIGHTS - 1.18%	Shares
	Rental and Leasing Services - 1.18%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00#*^	12,240,699	1,468,884
	TOTAL RIGHTS
	(cost $3,253,775 )		1,468,884

	SHORT-TERM INVESTMENTS - 0.03%
	Money Market Funds - 0.03%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	40,884	40,884
	TOTAL SHORT-TERM INVESTMENTS
	(cost $40,884 )		40,884

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 35.28%
	Investment Companies - 35.28%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	43,744,715	43,744,715
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $43,744,715)		43,744,715

	TOTAL INVESTMENTS - 135.72%
	(cost $119,140,531)(a)		$168,289,434

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $42,349,539 at March 31, 2011.
#	- Contingent value right (contingent upon profitability of company).
+	- Security is considered illiquid. The aggregate value of such securities is $25 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$119,934,075
	Gross unrealized appreciation		56,767,364
	Gross unrealized depreciation		(8,412,005)
	Net unrealized appreciation	$48,355,359

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2		Level 3		Total
Common Stocks	$123,030,039	$4,887	(1)	$25	(2)	$123,034,951
Escrow Notes	—	—		—	*	—	*
Rights	1,468,884	—		—		1,468,884
Short-Term Investments	40,884	—		—		40,884
Investments Purchased with the Cash
Proceeds from Securities Lending	43,744,715	—		—		43,744,715
Total Investments in Securities	$168,284,522	$4,887		$25		$168,289,434

*Amount is less than $0.50.

(1) The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industry:
Telecommunications………………………………………………	$4,887

(2) The Common Stocks Level 3 balance consists of the market values of the associated Level 3 investments in the following industry:
Special Purpose Entity………………………………………………	$25

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there was no transaction activity to report.

Transfers into Level 2	$—
Transfers out of Level 2	(1,798,200)
Net transfers in and/or out of Level 2	$(1,798,200)

Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2010	$502
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(477)
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of March 31, 2011	$25

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 98.97%	Shares	Value
	Air Transportation - 1.19%
CHR/B CN	Chorus Aviation, Inc. - Class B	11,775	$65,342

	Asset Management - 2.76%
AZM IM	Azimut Holding SpA	4,000	44,727
8739 JP	SPARX Group Co., Ltd.*	1,000	106,636
			151,363
	Banks - 1.54%
8053 JP	Sumitomo Corp.	5,900	84,336

	Beverage and Tobacco Product Manufacturing - 1.37%
ZWC PW	Grupa Zywiec S.A.	200	45,746
ZWACK HB	Zwack Unicum Nyrt.	400	29,533
			75,279

	Chemical Manufacturing - 12.39%
LYB	LyondellBasell Industries NV - Class A*	4,000	158,200
MRK GR	Merck KGaA	500	45,123
SNY	Sanofi-Aventis - ADR^	3,750	132,075
SHPGY	Shire PLC - ADR^	1,500	130,650
4911 JP	Shiseido Company, Limited	6,000	103,871
SQM	Sociedad Quimica y Minera de Chile SA - ADR^	2,000	110,520
			680,439
	Commercial Banking - 1.95%
BHW PW	Bank Handlowy w Warszawie S.A.	500	17,784
MIL PW	Bank Millennium S.A.*	8,000	16,425
MFG	Mizuho Financial Group, Inc. - ADR^	22,000	73,040
			107,249
	Computer and Electronic Product Manufacturing - 6.44%
6954 JP	Fanuc Ltd.	500	75,679
6861 JP	Keyence Corporation	500	127,975
6594 JP	Nidec Corporation	500	43,280
6506 JP	YASKAWA Electric Corporation	9,000	106,684
			353,618
	Credit Intermediation and Related Activities - 8.42%
8511 JP	Japan Securities Finance Co., Ltd.	12,000	79,346
MTU	Mitsubishi UFJ Financial Group, Inc. - ADR	16,500	75,900
8512 JP	Osaka Securities Finance Co. Ltd.	11,800	22,556
OTP HB	OTP Bank Nyrt.*	2,000	59,183
SMFG	Sumitomo Mitsui Financial Group, Inc. - ADR^	11,000	68,750
8309 JP	Sumitomo Mitsui Trust Holdings, Inc.	15,000	53,198
8403 JP	The Sumitomo Trust and Banking Co., Ltd.+	20,000	103,631
			462,564
	Data Processing, Hosting and Related Services - 0.77%
SUM CN	Solium Capital Inc.*	25,000	42,290

	Food and Beverage Stores - 0.87%
LIQ CN	Liquor Stores N.A. Ltd.	3,000	47,808

	Food Manufacturing - 1.76%
BARN SW	Barry Callebaut AG	100	81,764
1334 JP	Maruha Nichiro Holdings, Inc.	10,000	14,667
			96,431
	Funds, Trusts, and Other Financial Vehicles - 2.38%
AER CN	Groupe Aeroplan, Inc.	8,000	108,345
2337 JP	Ichigo Group Holdings Co., Ltd.*	200	22,577
			130,922
	Furniture and Home Furnishings Stores - 2.21%
BRK CN	The Brick Ltd.*	45,000	121,145

	Gasoline Stations - 0.46%
BCP TB	Bangchak Petroleum Public Company Limited	40,000	25,393

	Global Exchanges - 2.74%
8697 JP	Osaka Securities Exchange Co., Ltd.	30	150,577

	Insurance Carriers and Related Activities - 2.00%
MUV2 GR	Muenchener Rueckversicherungs-Gesellschaft AG	700	110,116

	Machinery Manufacturing - 0.75%
KWG GR	KHD Humboldt Wedag International AG*	3,978	41,154

	Medical Equipment and Supplies Manufacturing - 1.32%
NOBN VX	Nobel Biocare Holding AG	3,500	72,553

	Merchant Wholesalers, Durable Goods - 5.64%
CFAO FP	CFAO	2,000	75,069
7974 JP	Nintendo Co., Ltd.	700	189,096
1911 JP	Sumitomo Forestry Co., Ltd.	5,000	45,444
			309,609
	Merchant Wholesalers, Nondurable Goods - 6.82%
EDEN FP	Edenred*	5,000	150,896
5002 JP	Showa Shell Sekiyu K.K.	4,000	41,741
3402 JP	Toray Industries, Inc.	25,000	181,834
			374,471
	Mining (except Oil and Gas) - 2.60%
ELT AU	Elementos Limited*	9,081	3,193
ORE AU	Orocobre Ltd.*	30,000	79,128
TTT	Terra Nova Realty Corp.	7,000	60,270
			142,591
	Oil and Gas Extraction - 0.35%
MAU FP	Establissements Maurel et Prom	1,000	19,274

	Paper Manufacturing - 0.51%
PTI PL	Portucel - Empresa Produtora de Pasta e Papel, S.A.	8,000	28,106

	Professional, Scientific, and Technical Services - 6.42%
ALKB DC	Alk-Abello A/S	800	48,202
BSLN SW	Basilea Pharmaceutica AG*	750	54,055
8601 JP	Daiwa Securities Group Inc.	15,000	68,887
ICLL AV	Intercell AG*	4,000	50,957
PTS CN	Points International Ltd.*	6,000	53,842
4825 JP	Weathernews, Inc.	3,500	76,791
			352,734
	Rail Transportation - 2.25%
CNI	Canadian National Railway Company	1,000	75,270
CP	Canadian Pacific Railway Limited	750	48,255
			123,525
	Real Estate - 2.12%
BRE CN	Brookfield Real Estate Services, Inc.	2,000	31,728
GFJ GR	Gagfah SA	10,000	84,578
			116,306
	Retail Trade - 1.21%
CA FP	Carrefour SA	1,500	66,410

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.23%
NMR	Nomura Holdings, Inc. - ADR	13,000	67,600

	Sporting Goods, Hobby, Book, and Music Stores - 1.82%
7309 JP	Shimano Inc.	2,000	99,904

	Support Activities for Transportation - 2.51%
AIO AU	Asciano Group	45,000	80,990
9706 JP	Japan Airport Terminal Co., Ltd.	4,500	56,750
			137,740
	Telecommunications - 2.62%
VOD	Vodafone Group Plc - ADR	5,000	143,750

	Transportation Equipment - 1.23%
BRE IM	Brembo SpA	5,500	67,813

	Transportation Equipment Manufacturing - 1.40%
1211 HK	BYD Company Limited - Class H	20,000	76,621

	Utilities - 2.53%
EGPW IM	Enel Green Power SpA*	50,000	138,743

	Wholesale Trade - 6.39%
8001 JP	ITOCHU Corporation	7,100	74,346
8002 JP	Marubeni Corporation	10,500	75,613
8058 JP	Mitsubishi Corporation	3,050	84,665
8031 JP	Mitsui & Co., Ltd.	4,700	84,247
2768 JP	Sojitz Corporation	16,000	31,931
			350,802
	TOTAL COMMON STOCKS
	(cost $5,016,168 )		5,434,578

	WARRANTS - 0.01%
	Oil and Gas and Consumable Fuels - 0.01%
B4PM666	Maurel Et Prom Cw14
	Expiration Date: 6/30/2014
	Strike Price: $14.20*	1,000	390
	TOTAL WARRANTS
	(cost $0)		390

	SHORT-TERM INVESTMENTS - 0.29%
	Money Market Funds - 0.29%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	15,890	15,890
	TOTAL SHORT-TERM INVESTMENTS
	(cost $15,890 )		15,890

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 5.95%
	Investment Companies - 5.95%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	327,030	327,030
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $327,030)		327,030

	TOTAL INVESTMENTS - 105.22%
	(cost $5,359,088)(a)		$5,777,888

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $313,211 at March 31, 2011.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
+	- Security is considered illiquid. The aggregate value of such securities is $103,631 or 1.89% of net assets.
ADR	- American Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$5,412,317
	Gross unrealized appreciation		676,306
	Gross unrealized depreciation		(310,735)
	Net unrealized appreciation	$365,571

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2		Level 3		Total
Common Stocks	$5,288,657	$42,290	(1)	$103,631	(2)	$5,434,578
Warrants	390	—		—		390
Short-Term Investments	15,890	—		—		15,890
Investments Purchased with the Cash
Proceeds from Securities Lending	327,030	—		—		327,030
Total Investments in Securities	$5,631,967	$42,290		$103,631		$5,777,888

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Data Processing, Hosting and Related Services						$42,290

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Credit Intermediation and Related Activities						$103,631

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	103,631
Transfer in and/or out of Level 3	—
Balance as of March 31, 2011	$103,631

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 99.08%	Shares	Value
	Air Transportation - 0.41%
1055 HK	China Southern Airlines Company Limited - Class H*	11,685,000	$5,197,639

	Asset Management - 5.65%
BX	The Blackstone Group LP	173,576	3,103,539
BAM	Brookfield Asset Management Inc. - Class A	1,916,282	62,202,514
CNS	Cohen & Steers, Inc.^	148,608	4,410,686
PZN	Pzena Investment Management, Inc. - Class A	27,000	190,620
URB/A CN	Urbana Corporation. - Class A*	398,178	550,344
806 HK	Value Partners Group Limited	1,194,000	1,128,218
			71,585,921
	Beverage and Tobacco Product Manufacturing - 1.69%
168 HK	Tsingtao Brewery Co. Limited - Class H	4,498,000	21,453,330

	Broadcasting (except Internet) - 2.19%
DISCA	Discovery Communications, Inc. - Class A*^	147,870	5,900,013
LCAPA	Liberty Media Corp. - Capital - Series A*	81,420	5,998,212
LINTA	Liberty Media Corp. - Interactive - Class A*	375,770	6,027,351
LSTZA	Liberty Media Corp. - Starz - Series A*	78,460	6,088,496
SNI	Scripps Networks Interactive - Class A^	75,973	3,805,487
			27,819,559
	Chemical Manufacturing - 1.86%
SIAL	Sigma-Aldrich Corp.^	369,705	23,528,026

	Credit Intermediation and Related Activities - 0.53%
SBKFF	State Bank of India - GDR^	54,125	6,712,496
UCBHQ	UCBH Holdings, Inc.*^	112,751	1,240
			6,713,736
	Data Processor - 0.97%
MA	Mastercard, Inc. - Class A	49,000	12,334,280

	Defense - 0.54%
CACI	CACI International, Inc. - Class A*^	111,136	6,814,860

	European Exchanges - 0.58%
BME SM	Bolsas y Mercados Espanoles	31,300	952,370
DB1 GR	Deutsche Boerse AG	85,062	6,455,415
			7,407,785
	Gaming - 8.13%
LVS	Las Vegas Sands Corp.*	1,015,241	42,863,475
200 HK	Melco International Development Limited	1,863,000	1,269,376
MGM	MGM Resorts International*^	759,661	9,989,542
WYNN	Wynn Resorts Limited	384,385	48,912,991
			103,035,384
	General Merchandise Stores - 2.22%
SCC CN	Sears Canada Inc.	306,219	6,326,525
SHLD	Sears Holdings Corporation*^	263,852	21,807,368
			28,133,893
	Global Exchanges - 9.42%
388 HK	Hong Kong Exchanges & Clearing Limited	3,514,590	76,359,439
JSE SJ	JSE Limited	470,543	4,868,885
8697 JP	Osaka Securities Exchange Co., Ltd.	3,889	19,519,807
SGX SP	Singapore Exchange Limited	3,000,000	18,683,062
			119,431,193
	Holding Company - 11.75%
BRK/A	Berkshire Hathaway Inc. - Class A*	228	28,568,400
BRK/B	Berkshire Hathaway Inc. - Class B*	191,111	15,982,613
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	333
IEP	Icahn Enterprises LP	368,735	14,734,651
LUK	Leucadia National Corporation^	2,270,231	85,224,472
OCX CN	Onex Corporation	113,500	3,979,232
WSC	Wesco Financial Corporation	1,191	463,537
			148,953,238
	Insurance Carriers and Related Activities - 2.23%
MKL	Markel Corporation*^	32,732	13,565,777
2328 HK	PICC Property & Casualty Co. Ltd. - Class H*	2,538,000	3,060,524
2318 HK	Ping An Insurance Group Company of China Limited - Class H	400,000	4,054,740
PWF CN	Power Financial Corporation	234,000	7,576,338
			28,257,379
	Manufactured Brands - 0.76%
JAH	Jarden Corporation	271,913	9,671,945

	Merchant Wholesalers, Nondurable Goods - 0.44%
NOBL SP	Noble Group Limited	3,280,000	5,568,584

	Mining (except Oil and Gas) - 6.44%
AAUKY	Anglo American PLC - ADR^	1,223,100	31,580,442
CCJ	Cameco Corporation^	110,146	3,308,786
FNV CN	Franco-Nevada Corporation	922,362	33,859,581
RIO	Rio Tinto PLC - ADR^	181,190	12,886,233
			81,635,042

	Motion Picture and Sound Recording Industries - 1.90%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	815,111	22,766,050
WMG	Warner Music Group Corp.*^	200,000	1,354,000
			24,120,050
	Motor Vehicle and Parts Dealers - 2.51%
AN	AutoNation, Inc.*^	458,030	16,200,521
PAG	Penske Automotive Group, Inc.*^	782,530	15,666,251
			31,866,772
	Non-Store Retailers - 0.89%
BID	Sotheby's^	214,505	11,282,963

	Oil and Gas Extraction - 11.25%
CNQ	Canadian Natural Resources Ltd.^	756,560	37,396,761
COSWF	Canadian Oil Sands Ltd.^	1,186,924	39,916,254
ECA	EnCana Corporation^	223,523	7,718,249
IMO	Imperial Oil Ltd.^	192,905	9,851,658
NXY	Nexen Inc.	349,272	8,703,858
SU	Suncor Energy, Inc.	870,926	39,052,322
			142,639,102
	Other Exchanges - 0.68%
ASX AU	ASX Ltd.	244,000	8,686,974

	Pipeline Transportation - 0.10%
135 HK	Kunlun Energy Co., Ltd.	800,200	1,275,621

	Port and Harbor Operations - 0.03%
3382 HK	Tianjin Port Development Holdings Ltd.	1,512,000	363,492

	Rail Transportation - 3.70%
CSX	CSX Corp.	235,029	18,473,279
NSC	Norfolk Southern Corporation	191,030	13,232,648
UNP	Union Pacific Corp.	155,277	15,268,388
			46,974,315
	Real Estate - 11.13%
ALX	Alexander's, Inc. - REIT^	5,091	2,071,782
1 HK	Cheung Kong (Holdings) Limited	1,063,240	17,332,129
FCE/A	Forest City Enterprises, Inc. - Class A*^	1,350,326	25,426,639
10 HK	Hang Lung Group Limited	1,072,500	6,638,882
12 HK	Henderson Land Development Company Limited	2,700,000	18,709,142
HHC	The Howard Hughes Corporation*^	581,277	41,061,407
823 HK	The Link - REIT	4,453,000	13,939,687
TPL	Texas Pacific Land Trust^	147,325	6,536,810
VNO	Vornado Realty Trust - REIT^	48,584	4,251,100
6435576	The Wharf Holdings Limited	740,300	5,105,977
			141,073,555
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.68%
CBOE	CBOE Holdings Inc.^	1,207,300	34,975,481
CME	CME Group, Inc.	87,709	26,448,649
ICE	IntercontinentalExchange Inc.*	286,211	35,358,507
LAB	LaBranche & Co. Inc.*	140,000	550,200
			97,332,837
	Support Activities for Transportation - 3.29%
995 HK	Anhui Expressway Co. Ltd. - Class H	3,235,000	2,590,978
694 HK	Beijing Capital International Airport Company Limited - Class H	27,464,000	14,476,014
357 HK	Hainan Meilan International Airport Company Limited - Class H	2,587,720	2,801,113
177 HK	Jiangsu Expressway Company Ltd. - Class H	3,748,500	4,202,187
548 HK	Shenzhen Expressway Company Limited - Class H	5,602,000	3,672,947
107 HK	Sichuan Expressway Co. Limited - Class H	15,126,000	9,820,121
576 HK	Zhejiang Expressway Co., Limited - Class H	4,579,000	4,167,784
			41,731,144
	Utilities - 0.11%
BIP	Brookfield Infrastructure Partners LP^	65,930	1,464,965

	TOTAL COMMON STOCKS
	(cost $912,261,566 )		1,256,353,584

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
13199ACT6	Calpine Corporation (converted from Calpine Corp., 8.750%, 07/15/2008) *+	$200,000	0
13199ACU3	Calpine Corporation (converted from Calpine Corp., 7.875%, 04/01/2008) *+	200,000	0
13199ACV1	Calpine Corporation (converted from Calpine Corp., 7.625%, 04/15/2050) *+	100,000	0
	TOTAL ESCROW NOTES
	(cost $0)		0

	CONVERTIBLE BONDS - 0.44%		Value
	Real Estate - 0.44%
345550AK3	Forest City Enterprises, Inc.
	3.625%, 10/15/2014	4,000,000	5,545,000
	TOTAL CONVERTIBLE BONDS
	(cost $3,168,015 )		5,545,000

	CORPORATE BONDS - 0.00%
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-3/29/2007	9,503,880	28
	at $7,902,157 (Default Effective 4/29/2005)*+
	TOTAL CORPORATE BONDS
	(cost $7,341,784 )		28

	WARRANTS - 0.00%	Shares
	Real Estate - 0.00%
879 HK	Henderson Land Development Company Limited	569,400	33,673
	Expiration Date: 6/01/2011
	Strike Price: $58.00*
	TOTAL WARRANTS
	(cost $0)		33,673

	SHORT-TERM INVESTMENTS - 0.52%
	Money Market Funds - 0.52%
FIUXX	First American Prime Obligations Fund - Class I, 0.00% b	6,597,023	6,597,023
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,597,023 )		6,597,023

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 13.87%
	Investment Companies - 13.87%
	Mount Vernon Securities Lending Trust - Prime Portfolio, 0.26%b	175,839,812	175,839,812
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $175,839,812)		175,839,812

	TOTAL INVESTMENTS - 113.91%
	(cost $1,105,208,200)(a)		$1,444,369,120

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $169,909,017 at March 31, 2011.
+	- Security is considered illiquid. The aggregate value of such securities is $28 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt.
REIT	- Real Estate Investment Trust.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$1,167,090,311
	Gross unrealized appreciation		394,339,072
	Gross unrealized depreciation		(117,060,263)
	Net unrealized appreciation	$277,278,809

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1		Level 2		Level 3		Total
Common Stocks	$1,249,641,088		$6,712,496	(1)	$—		$1,256,353,584
Escrow Notes	—		—		—	*	—	*
Convertible Bonds	—		5,545,000				5,545,000
Corporate Bonds			—		28		28
Warrants	33,673		—		—		33,673
Short-Term Investments	6,597,023		—		—		6,597,023
Investments Purchased with the Cash
Proceeds from Securities Lending	175,839,812		—		—		175,839,812
Total Investments in Securities	$1,432,111,596		$12,257,496		$28		$1,444,369,120

*Amount is less than $0.50.

(1) The Common Stocks Level 2 balance consist of the market values of the associated Level 2 investments in the following industries:
Credit Intermediation and Related Activities							$6,712,496

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1.

Transfers into Level 2	$—
Transfers out of Level 2	(28)
Net transfers in and/or out of Level 2	$(28)

Transfers were made out of Level 2 and into Level 3 due to security becoming fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities

Balance as of December 31, 2010	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	28
Balance as of March 31, 2011	$28	*

*Amount is less than $0.50

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 98.83%	Shares	Value
	Ambulatory Health Care Services - 0.01%
AVXT	AVAX Technologies, Inc.*	50,000	$2,100

	Chemical Manufacturing - 4.08%
AGEN	Agenus, Inc.*	892	812
APHB	Ampliphi Biosciences Corp.*	1,000	260
LONN VX	Lonza Group AG	15,000	1,258,301
MMRF	MMRGlobal Inc.*	43,000	2,924
			1,262,297
	Computer and Electronic Product Manufacturing - 0.01%
TGX	Theragenics Corporation*	2,000	4,200

	Pharmaceutical & Biotechnology - 89.84%
ABT	Abbott Laboratories^	28,000	1,373,400
ATLN VX	Actelion Ltd.*	10,000	575,395
AEZS	AEterna Zentaris Inc.*^	102,500	199,875
ALKS	Alkermes, Inc.*^	31,000	401,450
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	62,550
AZN	AstraZeneca PLC - ADR^	17,000	784,040
ATB CN	Atrium Innovations Inc.*^	4,884	83,272
BIIB	Biogen Idec, Inc.*	37,250	2,733,777
BPAX	BioSante Pharmaceuticals, Inc.*^	13,476	26,682
BMY	Bristol-Myers Squibb Company	48,000	1,268,640
CLDX	Celldex Therapeutics Inc.*^	26,294	105,702
CEPH	Cephalon, Inc.*^	21,000	1,591,380
1093 HK	China Pharmaceutical Group Limited	1,640,000	971,955
CBST	Cubist Pharmaceuticals, Inc.*^	38,000	959,120
DNDN	Dendreon Corporation*	29,000	1,085,470
LLY	Eli Lilly & Company	36,000	1,266,120
EPCT	EpiCept Corporation*	680	490
GENZ	Genzyme Corporation*	15,538	1,183,219
GSK	GlaxoSmithKline plc - ADR^	37,673	1,447,020
HGSI	Human Genome Sciences, Inc.*^	21,000	576,450
IMGN	ImmunoGen, Inc.*^	14,000	126,980
ISIS	Isis Pharmaceuticals, Inc.*^	27,000	244,080
ISA CN	Isotechnika Pharma Inc.*	40,000	9,283
JNJ	Johnson & Johnson	30,000	1,777,500
LIFE	Life Technologies Corporation*	36,000	1,887,120
MAXY	Maxygen, Inc.^	30,000	156,000
MYRX	Myrexis Inc.*	63,000	243,180
COX FP	NicOx SA*	41,535	145,980
NVS	Novartis AG - ADR^	35,000	1,902,250
ONTY	Oncothyreon, Inc.*^	28,333	109,649
PTIE	Pain Therapeutics, Inc.^	38,000	363,280
PFE	Pfizer, Inc.	56,000	1,137,360
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	402,936
SNY	Sanofi-Aventis - ADR^	36,000	1,267,920
SCR	Simcere Pharmaceutical Group - ADR*^	58,000	749,360
TELK	Telik, Inc.*^	116,000	104,400
VICL	Vical Incorporated*^	82,500	244,200
VPHM	ViroPharma Incorporated*	10,000	199,000
			27,766,485
	Pharmaceutical and Medicine Manufacturing - 1.68%
4508 JP	Mitsubishi Tanabe Pharma Corporation	32,000	519,356

	Professional, Scientific, and Technical Services - 3.21%
AFFX	Affymetrix, Inc.*	134,000	698,140
AMRI	Albany Molecular Research, Inc.*	53,000	225,780
CDXS	Codexis, Inc.*	5,611	66,547
			990,467
	TOTAL COMMON STOCKS
	(cost $28,857,299 )		30,544,905

	ESCROW NOTES - 0.00%	Principal Amount
	Special Purpose Entity - 0.00%
053ESC992	Avigen Inc. Escrow*+	$51,000	0
	TOTAL ESCROW NOTES
	(cost $0 )		0

	RIGHTS - 0.01%	Shares
	Funds, Trusts, and Other Financial Vehicles - 0.01%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right*	44,000	2,420
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	484
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right	44,000	748
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	44
	TOTAL RIGHTS
	(cost $0 )		3,696

	SHORT-TERM INVESTMENTS - 0.77%
	Money Market Funds - 0.77%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	238,985	238,985
	TOTAL SHORT-TERM INVESTMENTS
	(cost $238,985 )		238,985

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 36.56%
	Investment Companies - 36.56%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	11,298,068	11,298,068
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		11,298,068
	(cost $11,298,068)

	TOTAL INVESTMENTS - 136.17%		$42,085,654
	(cost $40,394,352)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $11,066,074 at March 31, 2011.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
ADR	- American Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$40,549,886
	Gross unrealized appreciation		6,451,394
	Gross unrealized depreciation		(4,915,626)
	Net unrealized appreciation	$1,535,768

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1		Level 2	Level 3		Total
Common Stocks	$30,544,905		$—	$—		$30,544,905
Escrow Notes	—		—	—	*	—	*
Rights	3,696		—	—		3,696
Short-Term Investments	238,985		—	—		238,985
Investments Purchased with the Cash
Proceeds from Securities Lending	11,298,068		—	—		11,298,068
Total Investments in Securities	$42,085,654		$—	$—	*	$42,085,654

*Amount is less than $0.50.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2010	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	—
Balance as of March 31, 2011	$—	*

*Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 100.26%	Shares	Value
	Air Transportation - 3.54%
CEA	China Eastern Airlines Corporation Limited - ADR*^	16,000	$304,480
670 HK	China Eastern Airlines Corporation Limited - Class H*	2,820,000	1,083,981
ZNH	China Southern Airlines Company Limited - ADR*^	16,000	355,840
1055 HK	China Southern Airlines Company Limited - Class H*	6,284,000	2,795,205
			4,539,506
	Asset Management - 9.90%
BNBMF	BAM Investments Ltd.*	125,540	2,100,966
CNS	Cohen & Steers, Inc.^	83,623	2,481,931
EV	Eaton Vance Corp.	16,000	515,840
PZN	Pzena Investment Management, Inc. - Class A	96,360	680,302
SII CN	Sprott, Inc.	1,680	15,717
URB/A CN	Urbana Corporation - Class A*	481,071	664,915
GROW	US Global Investors, Inc. - Class A^	73,940	599,653
806 HK	Value Partners Group Limited	1,318,000	1,245,386
WSDT	WisdomTree Investments, Inc.*^	771,080	4,379,734
			12,684,444
	Beverage and Tobacco Product Manufacturing - 3.37%
168 HK	Tsingtao Brewery Co. Limited - Class H	906,000	4,321,191

	Commercial Banking - 1.49%
BLBD LI	BLOM Bank s.a.l. - GDR	199,240	1,905,731

	Credit Intermediation and Related Activities - 2.40%
CATY	Cathay General Bancorp^	39,147	667,456
CLFC	Center Financial Corporation*^	71,472	524,605
EWBC	East West Bancorp, Inc.^	27,064	594,325
FBOD	First Bank of Delaware	80,025	148,046
NARA	Nara Bancorp, Inc.*	74,830	719,865
PFBC	Preferred Bank Los Angeles*	46,803	69,737
UCBHQ	UCBH Holdings, Inc.*	182,396	2,006
WIBC	Wilshire Bancorp, Inc.*^	71,730	351,477
			3,077,517
	Defense - 1.50%
CACI	CACI International, Inc. - Class A*^	17,988	1,103,024
MANT	ManTech International Corporation - Class A*^	19,275	817,260
			1,920,284
	Food Services and Drinking Places - 0.68%
OCX CN	Onex Corporation	24,860	871,575

	Gaming - 1.06%
200 HK	Melco International Development Limited	1,999,000	1,362,041

	Global Exchanges - 9.43%
JSE SJ	JSE Limited	352,000	3,642,277
8697 JP	Osaka Securities Exchange Co., Ltd.	613	3,076,791
SGX SP	Singapore Exchange Limited	862,197	5,369,493
			12,088,561
	Holding Company - 7.41%
IEP	Icahn Enterprises LP	237,700	9,498,492

	Insurance Carriers and Related Activities - 2.27%
GLRE	Greenlight Capital Re, Ltd. - Class A*	103,305	2,914,234

	Manufactured Brands - 3.86%
JAH	Jarden Corporation	139,140	4,949,210

	Mining (except Oil and Gas) - 7.17%
FNV CN	Franco-Nevada Corporation	160,600	5,895,569
IMN CN	Inmet Mining Corporation	46,900	3,296,787
			9,192,356
	Motion Picture and Sound Recording Industries - 3.46%
DWA	DreamWorks Animation SKG, Inc. - Class A*^	114,144	3,188,042
WMG	Warner Music Group Corp.*^	185,000	1,252,450
			4,440,492
	Motor Vehicle and Parts Dealers - 1.33%
PAG	Penske Automotive Group, Inc.*^	84,840	1,698,497

	Non-Store Retailers - 3.83%
RBA	Ritchie Bros. Auctioneers, Incorporated^	15,077	424,418
BID	Sotheby's^	85,249	4,484,097
			4,908,515
	Oil and Gas Extraction - 1.64%
SEMUF	Siem Industries Inc.*	29,342	2,097,953

	Other Exchanges - 1.02%
FTIS LI	Financial Technologies (India) Ltd. - GDR	208,390	552,234
NZX NZ	NZX Ltd.	462,420	755,046
			1,307,280
	Pharmaceutical and Biotechnology - 0.51%
1093 HK	China Pharmaceutical Group Limited	1,105,000	654,884

	Pipeline Transportation - 1.13%
135 HK	Kunlun Energy Co., Ltd.	911,000	1,452,250
SUG	Southern Union Company	1	14
			1,452,264
	Publishing Industries (except Internet) - 1.13%
ROVI	Rovi Corporation*^	24,880	1,334,812
VALU	Value Line, Inc.^	7,615	112,702
			1,447,514
	Rail Transportation - 0.02%
525 HK	Guangshen Railway Company Limited - Class H	58,000	21,996

	Real Estate - 11.46%
ALX	Alexander's, Inc. - REIT^	6,110	2,486,464
BLMC	Biloxi Marsh Lands Corporation	100	1,399
HHC	The Howard Hughes Corporation*	15,480	1,093,507
KEWL	Keweenaw Land Association Ltd.*	380	35,625
823 HK	The Link - REIT	626,000	1,959,633
PVR	Penn Virginia Resources Partners, L.P.	39,821	1,103,042
TPL	Texas Pacific Land Trust^	180,700	8,017,659
			14,697,329
	Rental and Leasing Services - 0.05%
CDCO	Comdisco Holding Company, Inc.*	7,560	69,930

	Restaurants - 0.53%
WEN	Wendy's/Arby's Group, Inc. - Class A	134,576	676,917

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.01%
CBOE	CBOE Holdings Inc.^	38,770	1,123,167
ICE	IntercontinentalExchange Inc.*	13,010	1,607,255
JEF	Jefferies Group, Inc.^	136,900	3,414,286
LAB	LaBranche & Co. Inc.*	67,582	265,597
RHJI BB	RHJ International*	800	6,463
SWS	SWS Group, Inc.	1,000	6,070
			6,422,838
	Support Activities for Transportation - 10.78%
694 HK	Beijing Capital International Airport Company Limited - Class H	7,005,000	3,692,269
357 HK	Hainan Meilan International Airport Company Limited - Class H	3,095,000	3,350,226
548 HK	Shenzhen Expressway Company Limited - Class H	539,000	353,395
107 HK	Sichuan Expressway Co. Limited - Class H	9,902,000	6,428,589
			13,824,479
	Telecommunications - 0.04%
CIBY	CIBL, Inc.	18	8,118
LICT	Lynch Interactive Corporation*	16	35,920
SNSH	Sunshine PCS Corporation - Class A*	208	6,822
			50,860
	Utilities - 1.40%
GEN	GenOn Energy, Inc.*	242,680	924,611
PICO	PICO Holdings, Inc.*	28,851	867,261
			1,791,872
	Waste Management and Remediation Services - 2.84%
CVA	Covanta Holding Corporation^	213,415	3,645,128

	TOTAL COMMON STOCKS
	(cost $104,802,677 )		128,533,890

		Principal
	CORPORATE BONDS - 0.00%	Amount
	Credit Intermediation and Related Activities - 0.00%
317928AA7	FINOVA Group, Inc.
	7.500%, 11/15/2009, Acquired 10/19/2006-5/17/2007
	at $741,082 (Default Effective 4/29/2005)*+	$2,783,965	8
	TOTAL CORPORATE BONDS
	(cost $1,232,810 )		8

	RIGHTS - 0.53%	Shares
	Rental and Leasing Services - 0.53%
CDCOR	Comdisco Holding Company, Inc.
	Expiration Date: 12/31/2050
	Strike Price: $1.00*#	5,634,807	676,177
	TOTAL RIGHTS
	(cost $1,577,064 )		676,177

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 18.24%
	Investment Companies - 18.24%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	23,381,582	23,381,582
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING		23,381,582
	(cost $23,381,582)
	TOTAL INVESTMENTS - 119.03%		$152,591,657
	(cost $130,994,133)(a)

Percentages are stated as a percent of net assets.

*
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $22,489,357 at March 31, 2011.
+	- Security is considered illiquid. The aggregate value of such securities is $8 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
ADR	- American Depository Receipt.
GDR	- Global Depository Receipt
REIT	- Real Estate Investment Trust.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$139,035,680
	Gross unrealized appreciation		40,508,881
	Gross unrealized depreciation		(26,952,904)
	Net unrealized appreciation	$13,555,977

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks	$126,417,984	$2,115,906	(1)	$—	$128,533,890
Corporate Bonds	—	—		8	8
Rights	676,177	—		—	676,177
Investments Purchased with the Cash
Proceeds from Securities Lending	23,381,582	—		—	23,381,582
Total Investments in Securities	$150,475,743	$2,115,906		$8	$152,591,657

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Asset Management	$2,100,966
Telecommunications	14,940
	$2,115,906

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1.

Transfers into Level 2	$—
Transfers out of Level 2	(1,407)
Net transfers in and/or out of Level 2	$(1,407)

Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers were made out of Level 2 and into Level 3 due to security becoming fair valued in accordance with procedures adopted by the Trust's Board of Trustees.

Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	8
Balance as of March 31, 2011	$8

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 99.45%	Shares	Value
	Asset Management - 24.69%
BNBMF	BAM Investments Ltd.*	31,090	$520,305
BX	The Blackstone Group LP^	68,399	1,222,974
BAM	Brookfield Asset Management Inc. - Class A	41,875	1,359,263
CNS	Cohen & Steers, Inc.^	45,822	1,359,997
EV	Eaton Vance Corp.	17,500	564,200
JZCP LN	JZ Capital Partners Ltd.	44,440	283,739
PZN	Pzena Investment Management, Inc. - Class A	23,000	162,380
RCP LN	RIT Capital Partners plc*	14,570	305,489
SII CN	Sprott, Inc.	43,155	403,730
TROW	T. Rowe Price Group, Inc.	5,234	347,642
URB/A CN	Urbana Corporation - Class A*	356,004	492,053
806 HK	Value Partners Group Limited	1,712,000	1,617,679
WSDT	WisdomTree Investments, Inc.*^	811,962	4,611,944
			13,251,395
	Credit Intermediation and Related Activities - 0.50%
CATY	Cathay General Bancorp^	3,237	55,191
CLFC	Center Financial Corporation*^	5,454	40,032
EWBC	East West Bancorp, Inc.	3,204	70,360
HAFC	Hanmi Financial Corporation*	6,157	7,635
NARA	Nara Bancorp, Inc.*	6,164	59,298
PFBC	Preferred Bank Los Angeles*	2,605	3,881
UCBHQ	UCBH Holdings, Inc.*	6,803	75
WIBC	Wilshire Bancorp, Inc.*^	6,341	31,071
			267,543
	Data Processor - 4.33%
FISV	Fiserv, Inc.*	3,606	226,168
MA	Mastercard, Inc. - Class A	4,555	1,146,585
VRSK	Verisk Analytics, Inc. - Class A*	5,117	167,633
V	Visa, Inc. - Class A^	10,650	784,053
			2,324,439
	European Exchanges - 1.48%
DB1 GR	Deutsche Boerse AG	10,508	797,459

	Food Services and Drinking Places - 1.66%
OCX CN	Onex Corporation	25,390	890,156

	Gaming - 3.00%
EGT	Entertainment Gaming Asia Inc.*	40,000	14,040
LVS	Las Vegas Sands Corp.*	37,790	1,595,494
			1,609,534
	Global Exchanges - 13.47%
388 HK	Hong Kong Exchanges & Clearing Limited	143,350	3,114,482
JSE SJ	JSE Limited	124,500	1,288,248
8697 JP	Osaka Securities Exchange Co., Ltd.	150	752,885
SGX SP	Singapore Exchange Limited	332,727	2,072,120
			7,227,735
	Holding Company - 3.88%
BRK/A	Berkshire Hathaway Inc. - Class A*	10	1,253,000
IEP	Icahn Enterprises LP^	20,728	828,291
			2,081,291
	Insurance Carriers and Related Activities - 4.66%
2628 HK	China Life Insurance Co., Limited - Class H	114,000	427,946
MKL	Markel Corporation*	523	216,757
2318 HK	Ping An Insurance Group Company of China Limited - Class H	81,000	821,085
PWF CN	Power Financial Corporation	32,000	1,036,080
			2,501,868
	Mining (except Oil and Gas) - 7.05%
FNV CN	Franco-Nevada Corporation	103,105	3,784,948

	Non-Store Retailers - 4.14%
BID	Sotheby's^	42,278	2,223,823

	Other Exchanges - 3.41%
ASX AU	ASX Ltd.	35,380	1,259,612
FTIS LI	Financial Technologies (India) Ltd. - GDR	102,980	272,897
IMAREX NO	IMAREX ASA*	1,850	19,737
NZX NZ	NZX Ltd.	170,954	279,136
			1,831,382
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 23.91%
CBOE	CBOE Holdings Inc.^	164,971	4,779,210
CME	CME Group, Inc.	9,628	2,903,323
ICE	IntercontinentalExchange Inc.*	26,747	3,304,324
IVZ	Invesco Limited	10,135	259,051
JEF	Jefferies Group, Inc.^	54,730	1,364,966
LSE LN	London Stock Exchange Group plc	16,538	220,866
			12,831,740
	Support Activities for Transportation - 0.36%
995 HK	Anhui Expressway Co. Ltd. - Class H	54,000	43,250
177 HK	Jiangsu Expressway Company Ltd. - Class H	27,000	30,268
548 HK	Shenzhen Expressway Company Limited - Class H	24,000	15,735
107 HK	Sichuan Expressway Co. Limited - Class H	114,000	74,011
576 HK	Zhejiang Expressway Co., Limited - Class H	32,000	29,126
			192,390
	Telecommunications - 0.02%
IRDM	Iridium Communications, Inc.*^	1,672	13,326

	U.S. Equity Exchanges - 2.77%
NDAQ	The NASDAQ OMX Group, Inc.*	16,034	414,319
NYX	NYSE Euronext	30,535	1,073,916
			1,488,235
	Utilities - 0.12%
BIP	Brookfield Infrastructure Partners LP	2,816	62,571

	TOTAL COMMON STOCKS
	(cost $43,712,709)		53,379,835

	SHORT-TERM INVESTMENTS - 0.94%
	Money Market Funds - 0.94%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%b	503,620	503,620
	TOTAL SHORT-TERM INVESTMENTS
	(cost $503,620 )		503,620

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 23.53%
	Investment Companies - 23.53%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	12,627,077	12,627,077
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $12,627,077)		12,627,077

	TOTAL INVESTMENTS - 123.92%		$66,510,532
	(cost $56,843,406)(a)

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $12,307,614 at March 31, 2011.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
GDR	- Global Depository Receipt.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$59,595,111
	Gross unrealized appreciation		13,584,097
	Gross unrealized depreciation		(6,668,676)
	Net unrealized appreciation	$6,915,421

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks	$52,859,530	$520,305	(1)	$—	$53,379,835
Short-Term Investments	503,620	—		—	503,620
Investments Purchased with the Cash
Proceeds from Securities Lending	12,627,077	—		—	12,627,077
Total Investments in Securities	$65,990,227	$520,305		$—	$66,510,532

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:
Asset Management	$520,305

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Schedule of Investments - March 31, 2011 (Unaudited)

Identifier	COMMON STOCKS - 13.19%	Shares	Value
	Administrative and Support Services - 0.36%
TRIT	Tri-Tech Holding Inc.*^	6,000	$70,020

	Machinery Manufacturing - 3.86%
AMN	Ameron International Corporation	5,246	366,119
ARF CN	Armtec Infrastructure, Inc.	12,650	215,813
CVVT	China Valves Technology, Inc.*	300	1,392
ERII	Energy Recovery Inc.*^	51,108	162,523
			745,847
	Professional, Scientific, and Technical Services - 2.45%
TTEK	Tetra Tech, Inc.*^	19,194	473,900

	Utilities - 6.52%
BRC-U CN	Brookfield Renewable Power Fund	11,250	274,897
CDZI	Cadiz Inc.*^	40,000	487,600
CWCO	Consolidated Water Co., Ltd.^	27,875	303,838
PNH MK	Puncak Niaga Holdings Berhad - EIS	18,972	3,257
UU/ LN	United Utilities Group PLC	20,000	189,778
			1,259,370
	TOTAL COMMON STOCKS
	(cost $2,472,765 )		2,549,137

		Principal
	CONVERTIBLE BONDS - 16.78%	Amount
	Holding Company - 7.23%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	$1,370,000	1,397,400
	Oil and Gas Extraction - 9.55%
165167CB1	Chesapeake Energy Corp.
	2.250%, 12/15/2038	2,000,000	1,847,500
	TOTAL CONVERTIBLE BONDS
	(cost $2,867,559 )		3,244,900

	CORPORATE BONDS - 27.43%		Value
	Fabricated Metal Product Manufacturing - 11.44%
624758AB4	Mueller Water Products, Inc.
	7.375%, 06/01/2017#	2,250,000	2,210,625
	Utilities - 15.99%
629377AU6	NRG Energy, Inc.
	7.375%, 02/01/2016	125,000	129,688
7595554	Veolia Environnement SA
	4.875%, 05/28/2013#	2,000,000	2,961,880
			3,091,568
	TOTAL CORPORATE BONDS
	(cost $5,150,775 )		5,302,193

	WARRANTS - 0.06%	Shares
	Utilities - 0.06%
CHC/WS	China Hydroelectric Corporation
	Expiration Date: 1/25/2014
	Strike Price: $15.00*	40,000	12,000
	TOTAL WARRANTS
	(cost $48,000 )		12,000

	SHORT-TERM INVESTMENTS - 12.60%
	Money Market Funds - 12.60%
FGVXX	First American Government Obligations Fund - Class Y, 0.00%#b	674,000	674,000
FIUXX	First American Prime Obligations Fund - Class I, 0.00%#b	674,000	674,000
FAIXX	First American Prime Obligations Fund - Class Y, 0.00%#b	674,000	674,000
FOCXX	First American Treasury Obligations Fund - Class Y, 0.00%#b	413,130	413,130
	TOTAL SHORT-TERM INVESTMENTS		2,435,130
	(cost $2,435,130 )

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 7.32%
	Investment Companies - 7.32%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	1,415,369	1,415,369
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $1,415,369)		1,415,369

	TOTAL INVESTMENTS - 77.38%
	(cost $14,389,598)(a)		$14,958,729

Percentages are stated as a percent of net assets.

EIS	- Enhanced Income Security. This exchange-traded security is composed of both an issuer's common shares and its subordinated notes.
*	- Non-income producing security.
^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $1,318,580 at
March 31, 2011.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Water Infrastructure Portfolio
Portfolio of Options Written - March 31, 2011 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Administrative and Support Services
ACM 110917P00025000	Aecom Technology Corp.
	Expiration: September 2011, Exercise Price: $25.00	260	$29,250

	Beverage and Tobacco Products
HHO 110618P00085000	Puro Water Group, Inc.
	Expiration: June 2011, Exercise Price: $85.00	40	5,500
HHO 110618P00087500	Puro Water Group, Inc.
	Expiration: June 2011, Exercise Price: $87.50	40	7,600
			13,100
	Chemical Manufacturing
CCC 110416P00012500	Calgon Carbon Corporation
	Expiration: April 2011, Exercise Price: $12.50	100	500
CCC 110716P00012500	Calgon Carbon Corporation
	Expiration: July 2011, Exercise Price: $12.50	500	15,000
NLC 110917P00025000	Nalco Holding Co.
	Expiration: September 2011, Exercise Price: $25.00	200	24,500
			40,000
	Computer and Electronic Product Manufacturing
DHR 120121P00035000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $35.00	40	2,400
DHR 120121P00045000	Danaher Corporation
	Expiration: January 2012, Exercise Price: $45.00	145	29,363
			31,763
	Fabricated Metal Product Manufacturing
INSU 110917P00022500	Insituform Technologies, Inc. - Class A
	Expiration: September 2011, Exercise Price: $22.50	100	10,250
NWPX 110917P00020000	Northwest Pipe Company
	Expiration: September 2011, Exercise Price: $20.00	30	4,200
NWPX 110917P00022500	Northwest Pipe Company
	Expiration: September 2011, Exercise Price: $22.50	20	5,050
			19,500
	Funds, Trusts, and Other Financial Vehicles
PHO 110917P00019000	PowerShares Water Resources ETF
	Expiration: September 2011, Exercise Price: $19.00	600	46,500

	Machinery Manufacturing
AMN 110917P00065000	Ameron International Corporation
	Expiration: September 2011, Exercise Price: $65.00	96	47,999
ESE 110917P00035000	ESCO Technologies, Inc.
	Expiration: September 2011, Exercise Price: $35.00	200	48,499
ITT 110716P00050000	ITT Corporation
	Expiration: July 2011, Exercise Price: $50.00	145	5,075
LNN 110917P00060000	Lindsay Corporation
	Expiration: September 2011, Exercise Price: $60.00	200	57,999
PLL 110917P00050000	Pall Corporation
	Expiration: September 2011, Exercise Price: $50.00	225	38,813
VMI 110917P00090000	Valmont Industries, Inc.
	Expiration: September 2011, Exercise Price: $90.00	20	8,000
			206,385
	Professional, Scientific, and Technical Services
TTEK 110917P00022500	Tetra Tech, Inc.
	Expiration: September 2011, Exercise Price: $22.50	140	22,050
URS 110416P00035000	URS Corporation.
	Expiration: April 2011, Exercise Price: $35.00	90	675
URS 110716P00040000	URS Corporation.
	Expiration: July 2011, Exercise Price: $40.00	110	11,275
URS 111022P00040000	URS Corporation.
	Expiration: October 2011, Exercise Price: $40.00	80	15,400
			49,400
	Utilities
AWK 110917P00025000	American Water Works Co., Inc.
	Expiration: September 2011, Exercise Price: $25.00	101	5,555
WTR 110917P00020000	Aqua America, Inc.
	Expiration: September 2011, Exercise Price: $20.00	50	2,000
WTR 110917P00022500	Aqua America, Inc.
	Expiration: September 2011, Exercise Price: $22.50	30	3,900
SBS 110716P00050000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
	Expiration: July 2011, Exercise Price: $50.00	150	16,500
CIG 110917P00017500	Companhia Energetica de Minas Gerais - ADR
	Expiration: September 2011, Exercise Price: $17.50	5	313
PICO 110416P00025000	PICO Holdings, Inc.
	Expiration: April 2011, Exercise Price: $25.00	30	75
PICO 110716P00030000	PICO Holdings, Inc.
	Expiration: July 2011, Exercise Price: $30.00	250	40,625
VE 110416P00022500	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $22.50	25	63
VE 110716P00030000	Veolia Environnement - ADR
	Expiration: July 2011, Exercise Price: $30.00	165	31,350
			100,381
	Waste Management and Remediation Services
CLH 110416P00055000	Clean Harbors, Inc.
	Expiration: April 2011, Exercise Price: $55.00	25	63
CLH 110716P00075000	Clean Harbors, Inc.
	Expiration: July 2011, Exercise Price: $75.00	80	4,400
WCN 110917P00025000	Waste Connections, Inc.
	Expiration: September 2011, Exercise Price: $25.00	5	338
WM 120121P00032500	Waste Management, Inc.
	Expiration: January 2012, Exercise Price: $32.50	200	26,500
			31,301
	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($856,413))		$567,580

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$14,411,795
	Gross unrealized appreciation		769,472
	Gross unrealized depreciation		(222,538)
	Net unrealized appreciation	$546,934

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,549,137	$—	$—	$2,549,137
Convertible Bonds	—	3,244,900	—	3,244,900
Corporate Bonds	—	5,302,193	—	5,302,193
Warrants	—	12,000	—	12,000
Short-Term Investments	2,435,130	—	—	2,435,130
Investments Purchased with the Cash
Proceeds from Securities Lending	1,415,369	—	—	1,415,369
Total Investments in Securities	$6,399,636	$8,559,093	$—	$14,958,729

Put Options Written	$—	$(567,580)	$—	$(567,580)

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2011

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in the Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option
		—	contracts, at value	$567,580
Total		$—		$567,580

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Investments - March 31, 2011 (Unaudited)

		Principal
Identifier	CONVERTIBLE BONDS - 28.37%	Amount	Value
	Computer and Electronic Product Manufacturing - 1.02%
502413AW7	L-3 Communications Holdings, Inc.
	3.000%, 08/01/2035	$100,000	$101,375
	Holding Company - 9.99%
451102AB3	Icahn Enterprises LP
	4.000%, 08/15/2013#	970,000	989,400
	Oil and Gas Extraction - 5.52%
	Chesapeake Energy Corp.
165167BW6	2.750%, 11/15/2035^#	100,000	117,000
165167CB1	2.250%, 12/15/2038#	465,000	429,544
			546,544
	Professional, Scientific, and Technical Services - 1.06%
159864AB3	Charles River Laboratories International, Inc.
	2.250%, 06/15/2013	100,000	104,750
	Real Estate - 2.74%
10112RAK0	Boston Properties LP
	2.875%, 02/15/2037	100,000	101,750
345550AH0	Forest City Enterprises, Inc.
	3.625%, 10/15/2011^+	175,000	169,750
			271,500
	U.S. Equity Exchanges - 8.04%
631103AA6	The NASDAQ OMX Group, Inc.
	2.500%, 08/15/2013#	800,000	796,000
	TOTAL CONVERTIBLE BONDS
	(cost $2,636,081 )		2,809,569

	CORPORATE BONDS - 57.03%
	Administrative and Support Services - 3.46%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014	100,000	102,125
22025YAK6	7.750%, 06/01/2017	220,000	240,075
			342,200
	Ambulatory Health Care Services - 8.18%
23918KAL2	Davita, Inc.
	6.375%, 11/01/2018#	800,000	810,000
	Amusement, Gambling, and Recreation Industries - 8.77%
707569AL3	Penn National Gaming, Inc.
	6.750%, 03/01/2015#	850,000	868,062
	Chemical Manufacturing - 1.04%
785583AC9	Sabine Pass LNG L P
	7.250%, 11/30/2013	100,000	102,750
	Funds, Trusts, and Other Financial Vehicles - 8.10%
	The Rouse Company LP
U77928AA4	6.750%, 05/01/2013#	200,000	207,750
779273AG6	5.375%, 11/26/2013#	590,000	594,425
			802,175
	Mining (except Oil and Gas) - 5.35%
20854PAB5	CONSOL Energy, Inc.
	7.875%, 03/01/2012#	100,000	107,625
	Peabody Energy Corp.
704549AD6	5.875%, 04/15/2016#	150,000	152,625
704549AH7	6.500%, 09/15/2020#	250,000	269,375
			529,625
	Non-Metallic Mineral Product Manufacturing - 1.45%
69073TAL7	Owens-Brockway Glass Container
	6.750%, 12/01/2014	140,000	143,675
	Oil and Gas Extraction - 4.68%
	Harvest Operations Corp.
41754WAE1	7.250%, 09/30/2013	200,000	212,584
41754WAJ0	7.500%, 05/31/2015	230,000	250,758
			463,342
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.74%
52107QAC9	Lazard Group LLC
	7.125%, 05/15/2015	67,000	73,672
	Telecommunications - 1.03%
27876GAQ1	Echostar DBS Corp.
	6.375%, 10/01/2011	100,000	102,250
	Utilities - 14.23%
13134YAD9	Calpine Construction Finance Company, L.P.
	8.000%, 06/01/2016, Acquired 10/25/2010 - 1/20/2011 at $641,174#*	600,000	657,000
629377AU6	NRG Energy, Inc.
	7.375%, 02/01/2016#	725,000	752,187
			1,409,187
	TOTAL CORPORATE BONDS
	(cost $5,572,180 )		5,646,938

	SHORT-TERM INVESTMENTS - 2.94%	Shares
	Money Market Funds - 2.94%
FIUXX	First American Prime Obligations Fund - Class I, 0.00%#b	290,757	290,757
	TOTAL SHORT-TERM INVESTMENTS
	(cost $290,757 )		290,757

	INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING - 1.99%
	Investment Companies - 1.99%
	Mount Vernon Securities Lending Trust -
	Prime Portfolio, 0.26%b	196,800	196,800
	TOTAL INVESTMENTS PURCHASED WITH THE CASH
	PROCEEDS FROM SECURITIES LENDING
	(cost $196,800)		196,800

	TOTAL INVESTMENTS - 90.33%		$8,944,064
	(cost $8,695,818)(a)

Percentages are stated as a percent of net assets.

^	- This security or a portion of this security was out on loan at March 31, 2011. Total loaned securities had a market value of $191,586 at March 31, 2011.
#	- All or a portion of the shares have been committed as collateral for written option contracts.
b	- The rate quoted is the annualized seven-day yield as of March 31, 2011.
+	- Security is considered illiquid. The aggregate value of each security is $169,750 or 1.71% of net assets.
*	- Restricted Security restricted to institutional investors (144A Securities).

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Portfolio
Portfolio of Options Written - March 31, 2011 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts	Value
	Administrative and Support Services
EXPE 120121P00015000	Expedia, Inc.
	Expiration: January 2012, Exercise Price: $15.00	30	$1,350

	Air Transportation
ZNH 110917P00022500	China Southern Airlines Company Limited - ADR
	Expiration: September 2011, Exercise Price: $22.50	31	9,377

	Amusement, Gambling, and Recreation Industries
LVS 120121P00030000	Las Vegas Sands Corp.
	Expiration: January 2012, Exercise Price: $30.00	8	2,016

	Asset Management
BLK 110416P00155000	BlackRock, Inc.
	Expiration: April 2011, Exercise Price: $155.00	2	15
BLK 110716P00175000	BlackRock, Inc.
	Expiration: July 2011, Exercise Price: $175.00	2	760
EV 111119P00030000	Eaton Vance Corp.
	Expiration: November 2011, Exercise Price: $30.00	22	4,400
BEN 120121P00105000	Franklin Resources, Inc.
	Expiration: January 2012, Exercise Price: $105.00	7	3,850
IVZ 111022P00022500	Invesco Limited
	Expiration: October 2011, Exercise Price: $22.50	46	6,555
GROW 110618P00007500	US Global Investors, Inc. - Class A
	Expiration: June 2011, Exercise Price: $7.50	45	1,462
GROW 110917P00007500	US Global Investors, Inc. - Class A
	Expiration: September 2011, Exercise Price: $7.50	30	2,025
			19,067
	Beverage and Tobacco Product Manufacturing
DEO 110716P00065000	Diageo plc - ADR
	Expiration: July 2011, Exercise Price: $65.00	4	210
DEO 110716P00070000	Diageo plc - ADR
	Expiration: July 2011, Exercise Price: $70.00	4	450
			660
	Broadcasting (except Internet)
DISCA 111022P00035000	Discover Financial Services
	Expiration: October 2011, Exercise Price: $35.00	28	3,640

	Building Material and Garden Equipment and Supplies Dealers
SHW 120121P00070000	The Sherwin-Williams Company
	Expiration: January 2012, Exercise Price: $70.00	2	505
SHW 120121P00075000	The Sherwin-Williams Company
	Expiration: January 2012, Exercise Price: $75.00	10	3,800
			4,305
	Chemical Manufacturing
CCJ 120121P00025000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $25.00	25	5,500
CCJ 120121P00030000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $30.00	7	3,080
CCJ 120121P00035000	Cameco Corporation
	Expiration: January 2012, Exercise Price: $35.00	6	4,560
NLC 110917P00025000	Nalco Holding Co.
	Expiration: September 2011, Exercise Price: $25.00	24	2,940
NVS 120121P00050000	Novartis AG - ADR
	Expiration: January 2012, Exercise Price: $50.00	15	3,488
SIAL 110416P00055000	Sigma-Aldrich Corp.
	Expiration: April 2011, Exercise Price: $55.00	3	15
SIAL 110716P00060000	Sigma-Aldrich Corp.
	Expiration: July 2011, Exercise Price: $60.00	10	1,600
			21,183
	Computer and Electronic Product Manufacturing
DCM 110716P00017500	NTT Docomo, Inc. - ADR
	Expiration: July 2011, Exercise Price: $17.50	20	1,200
COL 110416P00055000	Rockwell Collins, Inc.
	Expiration: April 2011, Exercise Price: $55.00	3	22
COL 110716P00055000	Rockwell Collins, Inc.
	Expiration: July 2011, Exercise Price: $55.00	9	607
			1,829
	Construction of Buildings
BHS 110917P00010000	Brookfield Homes Corporation
	Expiration: September 2011, Exercise Price: $10.00	100	18,000

	Couriers and Messengers
FDX 120121P00075000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $75.00	2	680
FDX 120121P00080000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $80.00	7	3,237
FDX 120121P00085000	FedEx Corp.
	Expiration: January 2012, Exercise Price: $85.00	2	1,210
UPS 120121P00065000	United Parcel Service - Class B
	Expiration: January 2012, Exercise Price: $65.00	10	3,125
UPS 120121P00067500	United Parcel Service - Class B
	Expiration: January 2012, Exercise Price: $67.50	4	1,540
			9,792
	Credit Intermediation and Related Activities
AXP 120121P00030000	American Express Company
	Expiration: January 2012, Exercise Price: $30.00	10	750
AXP 120121P00040000	American Express Company
	Expiration: January 2012, Exercise Price: $40.00	15	3,900
BAC 120121P00012500	Bank Of America Corporation
	Expiration: January 2012, Exercise Price: $12.50	72	8,496
BK 120121P00025000	The Bank Of New York Mellon Corp.
	Expiration: January 2012, Exercise Price: $25.00	36	4,716
BOKF 110917P00050000	BOK Financial Corporation
	Expiration: September 2011, Exercise Price: $50.00	5	1,700
EWBC 110416P00015000	East West Bancorp, Inc.
	Expiration: April 2011, Exercise Price: $15.00	7	52
EWBC 110716P00020000	East West Bancorp, Inc.
	Expiration: July 2011, Exercise Price: $20.00	20	1,500
FIS 120121P00025000	Fidelity National Information Services, Inc.
	Expiration: January 2012, Exercise Price: $25.00	6	315
MTB 120121P00065000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $65.00	6	1,110
MTB 120121P00075000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $75.00	3	1,170
MTB 120121P00080000	M&T Bank Corporation
	Expiration: January 2012, Exercise Price: $80.00	3	1,725
NARA 110618P00007500	Nara Bancorp, Inc.
	Expiration: June 2011, Exercise Price: $7.50	8	180
NTRS 120121P00045000	Northern Trust Corp.
	Expiration: January 2012, Exercise Price: $45.00	8	1,920
NTRS 120121P00050000	Northern Trust Corp.
	Expiration: January 2012, Exercise Price: $50.00	8	3,480
STT 120121P00040000	State Street Corporation
	Expiration: January 2012, Exercise Price: $40.00	21	5,891

USB 120121P00022500	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $22.50	36	4,392
USB 120121P00025000	U.S. Bancorp
	Expiration: January 2012, Exercise Price: $25.00	8	1,608
			42,905
	Data Processing, Hosting and Related Services
GOOG 120121P00520000	Google Inc.
	Expiration: January 2012, Exercise Price: $520.00	2	5,560

	Data Processor
V 120121P00065000	Visa, Inc. - Class A
	Expiration: January 2012, Exercise Price: $65.00	10	3,850
V 120121P00070000	Visa, Inc. - Class A
	Expiration: January 2012, Exercise Price: $70.00	3	1,638
			5,488
	Defense
CACI 110618P00047500	CACI International Inc. - Class A
	Expiration: June 2011, Exercise Price: $47.50	3	52
CACI 110618P00050000	CACI International Inc. - Class A
	Expiration: June 2011, Exercise Price: $50.00	3	82
CACI 110917P00050000	CACI International Inc. - Class A
	Expiration: September 2011, Exercise Price: $50.00	5	512
			646
	Depository Credit Intermediation
HDB 110416P00175000	HDFC Bank Ltd. - ADR
	Expiration: April 2011, Exercise Price: $175.00	1	695
HDB 110716P00140000	HDFC Bank Ltd. - ADR
	Expiration: July 2011, Exercise Price: $140.00	2	445
HDB 110716P00145000	HDFC Bank Ltd. - ADR
	Expiration: July 2011, Exercise Price: $145.00	1	352
HDB 111022P00150000	HDFC Bank Ltd. - ADR
	Expiration: October 2011, Exercise Price: $150.00	3	2,205
			3,697
	Electric Power Distribution
EBR 110917P00012490	Centrais Eletricas Brasileiras S.A. - ADR
	Expiration: September 2011, Exercise Price: $12.49	63	1,575

	Equity Fund
UTH 110521P00095000	Utilities HOLDRs Trust
	Expiration: May 2011, Exercise Price: $95.00	5	313
UTH 110820P00096000	Utilities HOLDRs Trust
	Expiration: August 2011, Exercise Price: $96.00	15	3,900
			4,213
	Fabricated Metal Product Manufacturing
CMC 110618P00015000	Commercial Metals Company
	Expiration: June 2011, Exercise Price: $15.00	5	175
CMC 110917P00015000	Commercial Metals Company
	Expiration: September 2011, Exercise Price: $15.00	30	2,550
FO 120121P00050000	Fortune Brands, Inc.
	Expiration: January 2012, Exercise Price: $50.00	7	1,172
			3,897
	Food Manufacturing
ADM 120121P00025000	Archer-Daniels-Midland Company
	Expiration: January 2012, Exercise Price: $25.00	13	754
ADM 120121P00030000	Archer-Daniels-Midland Company
	Expiration: January 2012, Exercise Price: $30.00	20	3,040
BG 120121P00050000	Bunge Limited
	Expiration: January 2012, Exercise Price: $50.00	3	390
BG 120121P00060000	Bunge Limited
	Expiration: January 2012, Exercise Price: $60.00	14	4,200
BG 120121P00065000	Bunge Limited
	Expiration: January 2012, Exercise Price: $65.00	5	2,250
CAG 120121P00020000	ConAgra Foods, Inc.
	Expiration: January 2012, Exercise Price: $20.00	9	540
CAG 120121P00022500	ConAgra Foods, Inc.
	Expiration: January 2012, Exercise Price: $22.50	14	1,750
UN 110820P00025000	Unilever NV
	Expiration: August 2011, Exercise Price: $25.00	16	400
UN 110820P00030000	Unilever NV
	Expiration: August 2011, Exercise Price: $30.00	15	1,725
			15,049
	Funds, Trusts, and Other Financial Vehicles
NLY 120121P00015000	Annaly Capital Management Inc.
	Expiration: January 2012, Exercise Price: $15.00	43	3,225
GGP 120121P00012500	General Growth Properties, Inc.
	Expiration: January 2012, Exercise Price: $12.50	20	1,510
EWJ 120121P00010000	iShares MSCI Japan Index Fund
	Expiration: January 2012, Exercise Price: $10.00	105	8,610
XLU 120121P00030000	Utilites Select Sector SPDR Fund
	Expiration: January 2012, Exercise Price: $30.00	30	4,200
			17,545
	Holding Company
BRKB 120121P00070000	Berkshire Hathaway Inc. - Class B
	Expiration: January 2012, Exercise Price: $70.00	5	1,100
BRKB 120121P00075000	Berkshire Hathaway Inc. - Class B
	Expiration: January 2012, Exercise Price: $75.00	9	2,880
LUK 120121P00025000	Leucadia National Corporation
	Expiration: January 2012, Exercise Price: $25.00	10	625
LUK 120121P00030000	Leucadia National Corporation
	Expiration: January 2012, Exercise Price: $30.00	10	1,350
			5,955
	Insurance Carriers and Related Activities
LFC 120121P00047500	China Life Insurance Co., Limited - ADR
	Expiration: January 2012, Exercise Price: $47.50	4	860
LFC 120121P00062500	China Life Insurance Co., Limited - ADR
	Expiration: January 2012, Exercise Price: $62.50	6	5,850
FNF 110618P00012500	Fidelity National Financial, Inc. - Class A
	Expiration: June 2011, Exercise Price: $12.50	12	180
L 110618P00035000	Loews Corporation
	Expiration: June 2011, Exercise Price: $35.00	5	63
L 110917P00040000	Loews Corporation
	Expiration: September 2011, Exercise Price: $40.00	11	1,458
PGR 110521P00019000	The Progressive Corporation
	Expiration: May 2011, Exercise Price: $19.00	9	90
PGR 120121P00020000	The Progressive Corporation
	Expiration: January 2012, Exercise Price: $20.00	19	2,328
			10,829
	Management of Companies and Enterprises
BAM 110618P00030000	Brookfield Asset Management Inc. - Class A
	Expiration: June 2011, Exercise Price: $30.00	24	1,140
BAM 110917P00030000	Brookfield Asset Management Inc. - Class A
	Expiration: September 2011, Exercise Price: $30.00	20	2,400
GS 120121P00140000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $140.00	1	697
GS 120121P00150000	The Goldman Sachs Group, Inc.
	Expiration: January 2012, Exercise Price: $150.00	5	5,065
			9,302
	Medical Laboratories
LH 110820P00080000	Laboratory Corporation of America Holdings
	Expiration: August 2011, Exercise Price: $80.00	3	383

	Merchant Wholesalers, Nondurable Goods
TAP 110716P00040000	Molson Coors Brewing Company - Class B
	Expiration: July 2011, Exercise Price: $40.00	16	560
TAP 110716P00045000	Molson Coors Brewing Company - Class B
	Expiration: July 2011, Exercise Price: $45.00	20	2,900
			3,460
	Mining (except Oil and Gas)
GGP1 120121P00015000	Greatland Gold Plc
	Expiration: January 2012, Exercise Price: $15.00	24	1,416
HWD 110521P00012500	Harry Winston Diamond Corporation
	Expiration: May 2011, Exercise Price: $12.50	25	125
HWD 110820P00010000	Harry Winston Diamond Corporation
	Expiration: August 2011, Exercise Price: $10.00	27	675
HWD 111119P00012500	Harry Winston Diamond Corporation
	Expiration: November 2011, Exercise Price: $12.50	32	2,800
NEM 120121P00045000	Newmont Mining Corporation
	Expiration: January 2012, Exercise Price: $45.00	5	1,150
NEM 120121P00052500	Newmont Mining Corporation
	Expiration: January 2012, Exercise Price: $52.50	20	10,200
RIO 120121P00060000	Rio Tinto PLC - ADR
	Expiration: January 2012, Exercise Price: $60.00	9	4,095
			20,461
	Miscellaneous Manufacturing
BDX 110917P00075000	Becton, Dickinson and Company
	Expiration: September 2011, Exercise Price: $75.00	12	3,120
IGT 120121P00015000	International Game Technology
	Expiration: January 2012, Exercise Price: $15.00	49	7,105
IGT 130119P00012500	International Game Technology
	Expiration: January 2013, Exercise Price: $12.50	12	1,590
			11,815
	Motion Picture and Sound Recording Industries
DWA 110618P00025000	Dreamworks Animation SKG, Inc. - Class A
	Expiration: June 2011, Exercise Price: $25.00	10	575
DWA 110618P00030000	Dreamworks Animation SKG, Inc. - Class A
	Expiration: June 2011, Exercise Price: $30.00	14	4,060
DWA 110917P00025000	Dreamworks Animation SKG, Inc. - Class A
	Expiration: September 2011, Exercise Price: $25.00	10	1,175
			5,810
	Non-Store Retailers
AMZN 120121P00160000	Amazon.com, Inc.
	Expiration: January 2012, Exercise Price: $160.00	1	1,340
AMZN 120121P00165000	Amazon.com, Inc.
	Expiration: January 2012, Exercise Price: $165.00	2	3,050
EBAY 120121P00020000	eBay, Inc.
	Expiration: January 2012, Exercise Price: $20.00	5	320
EBAY 120121P00025000	eBay, Inc.
	Expiration: January 2012, Exercise Price: $25.00	5	725
			5,435
	Oil and Gas and Consumable Fuels
SNP 120121P00090000	China Petroleum and Chemical Corporation - ADR
	Expiration: January 2012, Exercise Price: $90.00	8	5,360
PTR 120121P00105000	PetroChina Company Limited - ADR
	Expiration: January 2012, Exercise Price: $105.00	2	415
PTR 120121P00120000	PetroChina Company Limited - ADR
	Expiration: January 2012, Exercise Price: $120.00	2	1,020
			6,795
	Oil and Gas Extraction
CNQ 120121P00035000	Canadian Natural Resources Ltd.
	Expiration: January 2012, Exercise Price: $35.00	10	1,360
CNQ 120121P00040000	Canadian Natural Resources Ltd.
	Expiration: January 2012, Exercise Price: $40.00	12	2,970
CEO 110917P00190000	CNOOC Limited - ADR
	Expiration: September 2011, Exercise Price: $190.00	2	620
ECA 120121P00030000	EnCana Corporation
	Expiration: January 2012, Exercise Price: $30.00	26	4,680
IMO 110820P00035000	Imperial Oil Ltd.
	Expiration: August 2011, Exercise Price: $35.00	2	50
IMO 110820P00040000	Imperial Oil Ltd.
	Expiration: August 2011, Exercise Price: $40.00	12	600
IMO 111119P00045000	Imperial Oil Ltd.
	Expiration: November 2011, Exercise Price: $45.00	8	1,560
NXY 110618P00022500	Nexen Inc.
	Expiration: June 2011, Exercise Price: $22.50	12	960
PBR 110416P00034000	Petroleo Brasileiro S.A. - ADR
	Expiration: April 2011, Exercise Price: $34.00	6	18
PBR 120121P00030000	Petroleo Brasileiro S.A. - ADR
	Expiration: January 2012, Exercise Price: $30.00	8	912
PBR 130119P00035000	Petroleo Brasileiro S.A. - ADR
	Expiration: January 2013, Exercise Price: $35.00	8	3,520
STO 110416P00020000	StatoilHydro ASA - ADR
	Expiration: April 2011, Exercise Price: $20.00	15	75
STO 110716P00022500	StatoilHydro ASA - ADR
	Expiration: July 2011, Exercise Price: $22.50	22	902
SU 120121P00035000	Suncor Energy, Inc.
	Expiration: January 2012, Exercise Price: $35.00	24	4,296
TOT 120121P00045000	Total SA - ADR
	Expiration: January 2012, Exercise Price: $45.00	5	750
TOT 120121P00050000	Total SA - ADR
	Expiration: January 2012, Exercise Price: $50.00	11	2,723
			25,996
	Other Investment Pools and Funds
ABX 120121P00040000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $40.00	9	1,323
ABX 120121P00045000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $45.00	10	2,820
ABX 120121P00050000	Barrick Gold Corporation
	Expiration: January 2012, Exercise Price: $50.00	4	1,940
SDS 120121P00020000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2012, Exercise Price: $20.00	45	10,755
SDS 120121P00021000	UltraShort S&P 500 ProShares ETF
	Expiration: January 2012, Exercise Price: $21.00	5	1,507
			18,345
	Pharmaceutical and Biotechnology
BIIB 120121P00055000	Biogen Idec Inc.
	Expiration: January 2012, Exercise Price: $55.00	5	763
BIIB 120121P00060000	Biogen Idec Inc.
	Expiration: January 2012, Exercise Price: $60.00	10	2,450
BIIB 120121P00065000	Biogen Idec Inc.
	Expiration: January 2012, Exercise Price: $65.00	6	2,190
SNY 110917P00030000	Sanofi-Aventis - ADR
	Expiration: September 2011, Exercise Price: $30.00	33	3,795
			9,198
	Professional, Scientific, and Technical Services
ADP 120121P00045000	Automatic Data Processing, Inc.
	Expiration: January 2012, Exercise Price: $45.00	13	2,210
CRL 110820P00030000	Charles River Laboratories International, Inc.
	Expiration: August 2011, Exercise Price: $30.00	25	1,062
CRL 110820P00035000	Charles River Laboratories International, Inc.
	Expiration: August 2011, Exercise Price: $35.00	5	700
FCN 120121P00030000	FTI Consulting, Inc.
	Expiration: January 2012, Exercise Price: $30.00	12	1,470
			5,442
	Rail Transportation
CP 110917P00060000	Canadian Pacific Railway Limited
	Expiration: September 2011, Exercise Price: $60.00	12	3,000
CP 110917P00065000	Canadian Pacific Railway Limited
	Expiration: September 2011, Exercise Price: $65.00	5	2,275
CSX 120121P00057500	CSX Corp.
	Expiration: January 2012, Exercise Price: $57.50	7	1,316
CSX 120121P00060000	CSX Corp.
	Expiration: January 2012, Exercise Price: $60.00	5	1,140
NSC 120121P00050000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $50.00	6	810
NSC 120121P00055000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $55.00	4	840
NSC 120121P00060000	Norfolk Southern Corporation
	Expiration: January 2012, Exercise Price: $60.00	3	960
UNP 120121P00072500	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $72.50	2	418
UNP 120121P00080000	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $80.00	1	340
UNP 120121P00085000	Union Pacific Corporation
	Expiration: January 2012, Exercise Price: $85.00	7	3,185
			14,284
	Real Estate
JLL 110618P00075000	Jones Lang LaSalle Incorporated
	Expiration: June 2011, Exercise Price: $75.00	4	270
PSA 110618P00095000	Public Storage
	Expiration: June 2011, Exercise Price: $95.00	3	278
JOE 120121P00022500	The St. Joe Company
	Expiration: January 2012, Exercise Price: $22.50	10	2,975
			3,523
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
AB 110716P00022500	AllianceBernstein Holding LP
	Expiration: July 2011, Exercise Price: $22.50	35	6,213
CBOE 110618P00021000	CBOE Holdings Inc.
	Expiration: June 2011, Exercise Price: $21.00	5	62
CBOE 110618P00022000	CBOE Holdings Inc.
	Expiration: June 2011, Exercise Price: $22.00	7	175
CBOE 110917P00020000	CBOE Holdings Inc.
	Expiration: September 2011, Exercise Price: $20.00	8	340
CBOE 120121P00025000	CBOE Holdings Inc.
	Expiration: January 2012, Exercise Price: $25.00	35	6,825
SCHW 120121P00015000	The Charles Schwab Corporation
	Expiration: January 2012, Exercise Price: $15.00	12	900
SCHW 120121P00017500	The Charles Schwab Corporation
	Expiration: January 2012, Exercise Price: $17.50	42	6,825
CME 120121P00260000	CME Group Inc.
	Expiration: January 2012, Exercise Price: $260.00	2	3,000
CME 120121P00270000	CME Group Inc.
	Expiration: January 2012, Exercise Price: $270.00	3	5,355
FII 110416P00022500	Federated Investors, Inc. - Class B
	Expiration: April 2011, Exercise Price: $22.50	8	80
FII 110716P00025000	Federated Investors, Inc. - Class B
	Expiration: July 2011, Exercise Price: $25.00	16	1,520
FII 111022P00025000	Federated Investors, Inc. - Class B
	Expiration: October 2011, Exercise Price: $25.00	20	3,100
LM 120121P00030000	Legg Mason, Inc.
	Expiration: January 2012, Exercise Price: $30.00	35	6,475
			40,870
	Support Activities for Transportation
PAC 110716P00035000	Grupo Aeroportuario del Pacifico SAB de CV - ADR
	Expiration: July 2011, Exercise Price: $35.00	12	390
ASR 110917P00045000	Grupo Aeroportuario del Sureste SAB de CV - ADR
	Expiration: September 2011, Exercise Price: $45.00	7	508
ASR 110917P00050000	Grupo Aeroportuario del Sureste SAB de CV - ADR
	Expiration: September 2011, Exercise Price: $50.00	7	1,208
			2,106
	Telecommunications
CHU 110416P00013000	China Unicom (Hong Kong) Limited - ADR
	Expiration: April 2011, Exercise Price: $13.00	3	15
CHU 110716P00013000	China Unicom (Hong Kong) Limited - ADR
	Expiration: July 2011, Exercise Price: $13.00	9	112
			127
	Transportation Equipment Manufacturing
TM 120121P00070000	Toyota Motor Corporation - ADR
	Expiration: January 2012, Exercise Price: $70.00	8	2,800
TM 120121P00080000	Toyota Motor Corporation - ADR
	Expiration: January 2012, Exercise Price: $80.00	6	4,470
			7,270
	U.S. Equity Exchanges
NDAQ 120121P00017500	The NASDAQ OMX Group
	Expiration: January 2012, Exercise Price: $17.50	10	625
NDAQ 120121P00020000	The NASDAQ OMX Group
	Expiration: January 2012, Exercise Price: $20.00	28	2,870
NYX 120121P00025000	NYSE Euronext
	Expiration: January 2012, Exercise Price: $25.00	12	708
NYX 120121P00030000	NYSE Euronext
	Expiration: January 2012, Exercise Price: $30.00	10	1,670
			5,873
	Utilities
AWK 110618P00022500	American Water Works Co., Inc.
	Expiration: June 2011, Exercise Price: $22.50	10	50
CPN 120121P00012500	Calpine Corp.
	Expiration: January 2012, Exercise Price: $12.50	30	1,650
CPN 120121P00015000	Calpine Corp.
	Expiration: January 2012, Exercise Price: $15.00	14	1,925
SBS 110716P00045000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
	Expiration: July 2011, Exercise Price: $45.00	15	638
SBS 111022P00045000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR
	Expiration: October 2011, Exercise Price: $45.00	4	460
CIG 110917P00015000	Companhia Energetica de Minas Gerais - ADR
	Expiration: September 2011, Exercise Price: $15.00	54	2,025
FE1 110416P00022500	FirstEnergy Corp.
	Expiration: April 2011, Exercise Price: $22.50	15	112
FE1 110716P00022500	FirstEnergy Corp.
	Expiration: July 2011, Exercise Price: $22.50	4	540
FE1 110716P00025000	FirstEnergy Corp.
	Expiration: July 2011, Exercise Price: $25.00	9	337
FE 120121P00035000	FirstEnergy Corp.
	Expiration: January 2012, Exercise Price: $35.00	8	1,880
GXP 110618P00017500	Great Plains Energy Incorporated
	Expiration: June 2011, Exercise Price: $17.50	10	150
GXP 110618P00020000	Great Plains Energy Incorporated
	Expiration: June 2011, Exercise Price: $20.00	10	700
GXP 110917P00017500	Great Plains Energy Incorporated
	Expiration: September 2011, Exercise Price: $17.50	6	195
HNP 110521P00020000	Huaneng Power International, Inc. - ADR
	Expiration: May 2011, Exercise Price: $20.00	9	135
HNP 110521P00022500	Huaneng Power International, Inc. - ADR
	Expiration: May 2011, Exercise Price: $22.50	7	578
HNP 110820P00020000	Huaneng Power International, Inc. - ADR
	Expiration: August 2011, Exercise Price: $20.00	27	1,215
KEP 110618P00012500	Korea Electric Power Corporation - ADR
	Expiration: June 2011, Exercise Price: $12.50	22	2,035
KEP 110917P00012500	Korea Electric Power Corporation - ADR
	Expiration: September 2011, Exercise Price: $12.50	35	4,113
NGG 110917P00040000	National Grid PLC - ADR
	Expiration: September 2011, Exercise Price: $40.00	24	1,200
PICO 110716P00030000	PICO Holdings, Inc.
	Expiration: July 2011, Exercise Price: $30.00	22	3,575
UNS 110917P00035000	Unisource Energy Corporation
	Expiration: September 2011, Exercise Price: $35.00	15	3,750
VE 110416P00022500	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $22.50	10	25
VE 110416P00025000	Veolia Environnement - ADR
	Expiration: April 2011, Exercise Price: $25.00	4	10
VE 110716P00025000	Veolia Environnement - ADR
	Expiration: July 2011, Exercise Price: $25.00	15	638
VE 110716P00030000	Veolia Environnement - ADR
	Expiration: July 2011, Exercise Price: $30.00	5	950
VE 111022P00030000	Veolia Environnement - ADR
	Expiration: October 2011, Exercise Price: $30.00	4	1,070
			29,956
	TOTAL PUT OPTIONS WRITTEN
	(premiums received ($612,638))		$435,029

ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

	(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

	Cost of investments	$8,708,502
	Gross unrealized appreciation		255,257
	Gross unrealized depreciation		$(19,695)
	Net unrealized appreciation	$235,562

	@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

Summary of Fair Value Exposure at March 31, 2011

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,809,569	$—	$2,809,569
Corporate Bonds	—	5,646,938	—	5,646,938
Short-Term Investments	290,757	—	—	290,757
Investments Purchased with the Cash
Proceeds from Securities Lending	196,800	—	—	196,800
Total Investments in Securities	$487,557	$8,456,507	$—	$8,944,064

Put Options Written	$—	$435,029	$—	$435,029

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2011

The Portfolio has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

As Would Be Reflected in Statement of Assets and Liabilities
The following is a summary of the fair values of derivative instruments as of March 31, 2011:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Options			Written option
		—	contracts, at value	$ 435,029
Total		$ —		$ 435,029

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*        /s/ Peter B. Doyle
 Peter B. Doyle, President

Date   May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Peter B. Doyle
 Peter B. Doyle, President

Date   May 24, 2011

By (Signature and Title)*        /s/ Leonid Polyakov
 Leonid Polyakov, Treasurer

Date   May 24, 2011

* Print the name and title of each signing officer under his or her signature.